Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
December 31, 2025
F50-NPRT3-0226
1.843411.119
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,338,285	10,144,202
Fidelity Series Emerging Markets Debt Fund (b)	13,724,869	117,073,135
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,392,711	32,366,463
Fidelity Series Floating Rate High Income Fund (b)	2,171,483	19,109,050
Fidelity Series High Income Fund (b)	13,081,516	116,556,309
Fidelity Series International Credit Fund (b)	606,821	5,127,640
Fidelity Series International Developed Markets Bond Index Fund (b)	20,894,455	177,184,981
Fidelity Series Long-Term Treasury Bond Index Fund (b)	135,690,608	731,372,378
Fidelity Series Real Estate Income Fund (b)	1,886,277	19,070,265
TOTAL BOND FUNDS (Cost $1,405,404,238)		1,228,004,423

Domestic Equity Funds - 54.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,852,416	457,305,630
Fidelity Series Blue Chip Growth Fund (b)	54,969,378	1,263,196,300
Fidelity Series Commodity Strategy Fund (b)	1,540,435	149,037,059
Fidelity Series Growth Company Fund (b)	82,936,284	2,260,843,108
Fidelity Series Intrinsic Opportunities Fund (b)	27,495,882	292,281,227
Fidelity Series Large Cap Stock Fund (b)	84,228,714	2,248,906,668
Fidelity Series Large Cap Value Index Fund (b)	36,692,515	668,904,549
Fidelity Series Opportunistic Insights Fund (b)	52,896,267	1,349,383,763
Fidelity Series Small Cap Core Fund (b)	4,882,083	66,005,756
Fidelity Series Small Cap Discovery Fund (b)	17,195,731	188,981,083
Fidelity Series Small Cap Opportunities Fund (b)	26,391,242	428,065,939
Fidelity Series Stock Selector Large Cap Value Fund (b)	102,892,249	1,493,995,455
Fidelity Series Value Discovery Fund (b)	79,811,979	1,359,197,996
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,477,279,852)		12,226,104,533

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	41,180,861	813,322,008
Fidelity Series Emerging Markets Fund (b)	46,574,266	546,781,880
Fidelity Series Emerging Markets Opportunities Fund (b)	89,472,785	2,205,504,158
Fidelity Series International Growth Fund (b)	86,426,106	1,651,602,894
Fidelity Series International Small Cap Fund (b)	14,618,365	261,522,552
Fidelity Series International Value Fund (b)	106,759,565	1,665,449,214
Fidelity Series Overseas Fund (b)	110,721,526	1,653,072,382
Fidelity Series Select International Small Cap Fund (b)	1,243,198	17,180,994
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,388,422,111)		8,814,436,082

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	3,020,000	3,016,140
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	24,310,000	24,262,010
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	21,210,000	21,153,989
US Treasury Bills 0% 1/8/2026 (d)	3.89	7,410,000	7,405,711
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	3,360,000	3,341,578
US Treasury Bills 0% 3/12/2026 (d)	3.57 to 3.64	340,000	337,689
US Treasury Bills 0% 3/19/2026 (d)	3.56	2,840,000	2,818,856
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	2,390,000	2,375,451
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,695,428)			64,711,424

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	27,140,753	27,146,181
Fidelity Series Government Money Market Fund (b)(f)	3.84	49,595	49,595
TOTAL MONEY MARKET FUNDS (Cost $27,196,628)			27,195,776

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,362,998,257)	22,360,452,238
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(12,763,063)
NET ASSETS - 100.0%	22,347,689,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	806	3/2026	116,954,630	254,185

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	6,734	3/2026	772,831,719	(3,951,333)
CBOT US Treasury Long Bond Contracts (United States)	4,077	3/2026	469,746,844	(5,422,022)

TOTAL INTEREST RATE CONTRACTS				(9,373,355)

TOTAL LONG				(9,119,170)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,786	3/2026	223,071,400	4,214,199
CME E-Mini S&P 500 Index Contracts (United States)	601	3/2026	207,119,625	161,958

TOTAL SHORT				4,376,157

TOTAL FUTURES CONTRACTS				(4,743,013)
The notional amount of long futures as a percentage of Net Assets is 6.1%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $64,621,476.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,979,616	354,654,960	402,488,226	1,066,105	683	(852)	27,146,181	27,140,753	0.0%
Total	74,979,616	354,654,960	402,488,226	1,066,105	683	(852)	27,146,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,769,856	2,133,825	531,599	407,886	(26,892)	(200,988)	10,144,202	1,338,285
Fidelity Series All-Sector Equity Fund	337,610,832	72,685,373	24,649,304	24,419,999	3,736,638	67,922,091	457,305,630	32,852,416
Fidelity Series Blue Chip Growth Fund	983,156,336	113,030,647	152,889,757	46,227,865	17,532,283	302,366,791	1,263,196,300	54,969,378
Fidelity Series Canada Fund	519,334,666	204,824,508	39,339,252	16,474,569	8,536,908	119,965,178	813,322,008	41,180,861
Fidelity Series Commodity Strategy Fund	36,656,053	112,330,674	1,964,289	1,165,811	73,303	1,941,318	149,037,059	1,540,435
Fidelity Series Emerging Markets Debt Fund	94,433,046	21,097,582	5,379,759	4,817,169	102,156	6,820,110	117,073,135	13,724,869
Fidelity Series Emerging Markets Debt Local Currency Fund	28,604,528	3,263,822	1,495,109	2,111,144	85,443	1,907,779	32,366,463	3,392,711
Fidelity Series Emerging Markets Fund	444,170,954	43,027,921	66,937,306	13,104,354	6,954,630	119,565,681	546,781,880	46,574,266
Fidelity Series Emerging Markets Opportunities Fund	1,777,754,721	167,711,681	256,157,049	54,834,320	29,550,532	486,644,273	2,205,504,158	89,472,785
Fidelity Series Floating Rate High Income Fund	17,441,966	2,712,964	964,718	1,080,484	(9,413)	(71,749)	19,109,050	2,171,483
Fidelity Series Government Money Market Fund	-	16,991,537	16,941,942	49,596	-	-	49,595	49,595
Fidelity Series Growth Company Fund	1,791,336,909	333,121,390	392,143,660	213,988,823	62,073,037	466,455,432	2,260,843,108	82,936,284
Fidelity Series High Income Fund	98,364,837	19,353,760	5,396,997	5,881,774	192,323	4,042,386	116,556,309	13,081,516
Fidelity Series International Credit Fund	4,988,617	231,343	128,986	231,342	894	35,772	5,127,640	606,821
Fidelity Series International Developed Markets Bond Index Fund	164,494,498	30,491,208	15,031,048	6,857,430	(153,501)	(2,616,176)	177,184,981	20,894,455
Fidelity Series International Growth Fund	1,359,239,160	273,068,637	80,888,946	130,210,838	19,171,718	81,012,325	1,651,602,894	86,426,106
Fidelity Series International Small Cap Fund	238,819,473	35,640,587	31,474,565	34,668,967	5,369,979	13,167,078	261,522,552	14,618,365
Fidelity Series International Value Fund	1,435,187,290	231,895,711	216,097,395	169,269,148	43,604,708	170,858,900	1,665,449,214	106,759,565
Fidelity Series Intrinsic Opportunities Fund	258,556,391	44,640,901	18,304,669	31,584,045	(54,921)	7,443,525	292,281,227	27,495,882
Fidelity Series Investment Grade Bond Fund	4,219,800	14,912,642	19,329,892	114,112	205,989	(8,539)	-	-
Fidelity Series Large Cap Stock Fund	1,765,367,753	368,660,564	223,955,413	205,599,788	32,890,924	305,942,840	2,248,906,668	84,228,714
Fidelity Series Large Cap Value Index Fund	539,623,073	116,492,435	43,335,990	22,486,857	6,830,222	49,294,809	668,904,549	36,692,515
Fidelity Series Long-Term Treasury Bond Index Fund	792,950,181	148,630,946	193,463,383	22,822,938	(63,011,608)	46,266,242	731,372,378	135,690,608
Fidelity Series Opportunistic Insights Fund	1,064,922,805	284,450,083	116,636,357	188,857,871	20,512,489	96,134,743	1,349,383,763	52,896,267
Fidelity Series Overseas Fund	1,366,898,755	306,839,241	73,697,084	137,268,395	14,756,862	38,274,608	1,653,072,382	110,721,526
Fidelity Series Real Estate Income Fund	17,913,378	1,894,946	977,013	912,775	9,799	229,155	19,070,265	1,886,277
Fidelity Series Select International Small Cap Fund	3,304,080	11,784,387	406,551	497,617	54,724	2,444,354	17,180,994	1,243,198
Fidelity Series Small Cap Core Fund	53,460,460	4,149,889	5,252,957	535,154	43,543	13,604,821	66,005,756	4,882,083
Fidelity Series Small Cap Discovery Fund	163,981,221	25,181,277	12,295,076	18,300,234	513,343	11,600,318	188,981,083	17,195,731
Fidelity Series Small Cap Opportunities Fund	362,042,774	33,732,385	45,289,008	18,667,904	5,005,114	72,574,674	428,065,939	26,391,242
Fidelity Series Stock Selector Large Cap Value Fund	1,199,581,641	327,521,379	118,425,551	107,480,205	10,322,114	74,995,872	1,493,995,455	102,892,249
Fidelity Series Value Discovery Fund	1,106,508,829	266,896,945	116,613,840	74,536,906	14,168,288	88,237,774	1,359,197,996	79,811,979
	18,039,694,883	3,639,401,190	2,296,394,465	1,555,466,320	239,041,628	2,646,851,397	22,268,594,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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